Goodwill and intangible assets - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) business_group	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Number of business groups | business_group	5
Group's strategic plan, period	3 years
Indefinite-life intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill | €	€ 127
Top of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period of finite-life intangible assets	ten
Discount rate	16.50%	20.00%
Top of range | Total Significant CGUs
Disclosure of detailed information about intangible assets [line items]
Discount rate	11.40%
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.00%	8.40%
Bottom of range | Total Significant CGUs
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.00%